Intangible Assets - Schedule of Estimated Future Amortization Expense (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017		$ 12
2018		9
2019		7
2020		5
2021		4
Thereafter		33
Net Carrying Amount	$ 72	$ 70	$ 74